Equipment and Leasehold Improvements Net	12 Months Ended
Sep. 30, 2011
Equipment and Leasehold Improvements, Net [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 —	Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2011	2010

Computer equipment	$866,691	$777,135
Leasehold improvements	164,781	157,268
Furniture, fixtures and other	57,710	55,129

	1,089,182	989,532
Less accumulated depreciation	(830,780)	(731,259)

	$258,402	$258,273

Total depreciation expense on equipment and leasehold improvements for fiscal years 2011, 2010 and 2009, was $113,910, $111,966 and $110,365, respectively.